Debt (Tables)	6 Months Ended
Jun. 30, 2026
Debt [Abstract]
Debt
Details of the Company’s credit facilities are discussed in Note 7 of the Company’s annual financial statements for the year ended December 31, 2025 and changes in the six months ended June 30, 2026 are discussed below.
Bank / Vessel(s)	December 31, 2025	June 30, 2026
Total long term debt:
New Huarong Facility (M/T Eco Marina Del Ray, M/T Julius Caesar, M/T Legio X Equestris, M/T Eco Oceano CA)	205,460	200,288
ABCFL Facility (Hull 25110054, Hull 25110056, Hull 25110058, Hull 25110060)	-	23,052
CIBFL Facility (Hull 25110055, Hull 25110057, Hull 25110059, Hull 25110061, Hull 25110063)	-	28,815
HSBC Facility (M/Y Parabellvm)	13,040	11,844
Total long term debt	218,500	263,999
Less: Deferred finance fees	(1,888)	(3,025)
Total long term debt net of deferred finance fees	216,612	260,974

Presented:
Current portion of long-term debt	11,824	11,747
Long term debt	204,788	249,227

Total Debt net of deferred finance fees	216,612	260,974